As filed with the Securities and Exchange Commission on January 27, 2011

1933 Act File No. 2-22019 1940 Act File No. 811-1241

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 114 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 87 ☒

EATON VANCE GROWTH TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on February 1, 2011 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Focused Growth Portfolio and SMID-Cap Portfolio have also executed this Registration Statement.

^ Eaton Vance-Atlanta Capital Focused Growth Fund Class A Shares - EAALX Class I Shares - EILGX A non-diversified fund seeking long-term capital growth

Eaton Vance-Atlanta Capital SMID-Cap Fund Class A Shares - EAASX Class C Shares - ECASX Class I Shares - EISMX Class R Shares - ERSMX A diversified fund seeking long-term capital growth

^ Prospectus Dated February 1, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Table of Contents

Fund Summaries	3
Focused Growth Fund	3
SMID-Cap Fund	6
Important Information Regarding Fund Shares	9
Investment Objectives & Principal Policies and Risks	10
Management and Organization	10
Valuing Shares	11
Purchasing Shares	12
Sales Charges	14
Redeeming Shares	16
Shareholder Account Features	17
Additional Tax Information	19
Financial Highlights	20
Focused Growth Fund	20
SMID-Cap Fund	21

Eaton Vance Atlanta Capital Funds

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Prospectus dated February 1, 2011

Fund Summaries

^

Eaton Vance-Atlanta Capital Focused Growth Fund

Investment Objective

The Fund’s investment objective is to seek long-term capital growth.

Fees and Expenses of the Fund

^This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page ^25 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class I

Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses	0.^78%	0.^78%
Total Annual Fund Operating Expenses	1.^68%	1.^43%
Expense Reimbursement(2)	(0.^43)%	(0.^43)%
^Total Annual Fund Operating ^Expenses After Expense Reimbursement	1.25%	1.00%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
(2)	The administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent Total Annual Fund Operating Expenses exceed 1.25% for Class A shares and 1.00% for Class ^I shares. Any amendments of this reimbursement would require written approval of the Board of Trustees. This expense reimbursement will continue through January 31, ^2012. ^ The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to ^the extent expenses are less than the contractual expense cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$695	$1,^035	$1,^397	$2,^414	$695	$1,^035	$1,^397	$2,^414
Class I shares	$102	$^410	$^741	$1,^676	$102	$^410	$^741	$1,^676

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance^. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in the common stocks of approximately 20 to 35 companies. Under normal circumstances, the Fund invests primarily in large company stocks which are companies having market capitalizations that rank among the top 1,000 U.S. companies^.

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Prospectus dated February 1, 2011

The Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities.

In selecting securities, the investment adviser seeks quality growth companies with a demonstrated record of consistent earnings growth. A company’s financial quality is determined by analysis of its financial statements and the use of “financial quality ratings” provided by nationally recognized rating services or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally “seasoned”, meaning they have five or more years of operations. The investment adviser emphasizes quality large growth companies whose stocks are considered to trade at attractive valuations relative to their long-term growth rates. Sustainable earnings growth is determined by rigorous fundamental analysis of a company’s financial trends, products and services, industry conditions and other factors. The portfolio managers may utilize recommendations provided by the investment adviser’s research staff to make buy and sell decisions. The investment adviser may sell a security when its fundamentals deteriorate or when its valuation is no longer attractive relative to its long-term growth rate.

The Fund currently invests its assets in Focused Growth Portfolio, a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks ^may decline in response to ^conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as large-cap or growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels^. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, including being more susceptible to risks affecting such issuers than a more diversified fund might be.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of ^a broad-based securities market ^index. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The

Eaton Vance Atlanta Capital Funds

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Prospectus dated February 1, 2011

Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.^

During the period from December 31, 2002 through December 31, ^2010, the highest quarterly total return for Class I was ^17.26% for the quarter ended June 30, 2009, and the lowest quarterly return was –23.90% for the quarter ended December 31, 2008. ^

Average Annual Total Return as of December 31,^ 2010	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^10.85%	^2.50%	^2.53%
Class I Return Before Taxes	^18.04%	^3.99%	^3.46%
Class I Return After Taxes on Distributions	^18.04%	^3.26%	^1.15%
Class I Return After Taxes on Distributions and the Sale of Class I Shares	^11.73%	^3.33%	^1.45%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	^16.71%	^–0.47%	^4.02%

These returns reflect the maximum sales charge for Class A (5.75%). Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Class A performance shown above for ^the period prior to November 28, 2003 (commencement of operations) is the performance of Class ^I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). ^ If adjusted for other expenses, returns would be different^. ^Investors cannot invest directly in an ^Index. (Source for the ^Russell 1000 Growth Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class I shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research ("BMR").

Investment Sub-Adviser. Atlanta Capital Management Company, LLC (“Atlanta Capital”).

Portfolio Managers

Richard B. England, Managing Director - Equities of Atlanta Capital, has managed the Portfolio since 2008.

Paul J. Marshall, Vice President of Atlanta Capital, has managed the Portfolio since 2003.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 9 of this Prospectus.

Eaton Vance Atlanta Capital Funds

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Prospectus dated February 1, 2011

Eaton Vance-Atlanta Capital SMID-Cap Fund

Investment Objective

^

The Fund’s investment objective is to seek long-term capital growth.

Fees and Expenses of the Fund

^This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page ^25 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I	Class R

Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/^a	^0.50%
Other Expenses^	0.^27%	0.^27%	0.^27%	0.^27%
Total Annual Fund Operating Expenses	1.^52%	2.^27%	1.^27%	1.^77%
Expense Reimbursement(^2)	(0.^32)%	(0.^32)%	(0.^32)%	(0.^32)%
^Total Annual Fund Operating ^Expenses After Expense Reimbursement	1.20%	1.95%	0.95%	1.45%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
^
(3)	The administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent Total Annual Fund Operating Expenses exceed 1.20% for Class ^A shares, 1.95% for Class ^C shares, 0.95% for Class I shares and 1.45% for Class ^R shares. Any amendments of this reimbursement would require written approval of the Board of Trustees. This expense reimbursement will continue through January 31, ^2012. ^The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to ^recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$690	$^998	$1,^328	$2,^258	$690	$^998	$1,^328	$2,^258
Class C shares	$298	$^679	$1,^186	$2,^581	$198	$^679	$1,^186	$2,^581
Class I shares	$97	$^371	$^666	$1,^506	$97	$^371	$^666	$1,^506
Class R shares	$148	$^526	$^929	$2,^057	$148	$^526	$^929	$2,^057

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance^. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of companies with small to mid-sized market capitalizations (“small to mid-cap stocks”). The Fund will normally invest in common stocks of companies having market capitalizations within the range of

Eaton Vance Atlanta Capital Funds

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Prospectus dated February 1, 2011

companies comprising the Russell 2500 ^Index. Under normal circumstances, the Fund invests at least 80% of its net assets in small to mid-cap stocks (the “80% policy”). The Fund may also invest in larger companies. ^

The Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities.

The Fund invests in a diversified portfolio of common stocks, emphasizing quality small to mid-sized companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. A company’s financial quality is determined by analysis of its financial statements and the use of “financial quality ratings” provided by nationally recognized rating services or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally “seasoned”, meaning they have five or more years of operations. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by rigorous fundamental analysis of a company’s financial trends, products and services and other factors. The Fund is diversified across various economic sectors. The investment adviser may sell a security when its fundamentals deteriorate or when it is no longer attractively valued.

The Fund currently invests its assets in SMID-Cap Portfolio, a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks ^may decline in response to ^conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as small-cap or mid-cap stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels^. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

^Smaller Companies Risk. Smaller, less seasoned ^companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller ^companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies^.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge

Eaton Vance Atlanta Capital Funds

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Prospectus dated February 1, 2011

was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com^.

During the period from December 31, 2002 through December 31, 2010, the highest quarterly total return for Class I was 17.67% for the quarter ended June 30, 2009, and the lowest quarterly return was ^–19.66% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31,^ 2010	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^18.^31%	^8.^54%	^7.^99%
Class C Return Before Taxes	^23.^61%	^9.^63%	^8.^61%
Class I Return Before Taxes	^25.^80%	^10.^11%	^8.^95%
Class I Return After Taxes on Distributions	^25.^69%	^9.^23%	^6.23%
Class I Return After Taxes on Distributions and the Sale of Class I Shares	^16.92%	^8.^54%	^5.94%
Class R Return Before Taxes	^25.^29%	^9.^77%	^8.^58%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	^26.^71%	^2.^48%	^7.^52%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	^26.^85%	^2.^22%	^6.^44%

These returns reflect the maximum sales charge for Class A (5.75%). Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Class A performance shown above for ^the period prior to November 28, 2003 (commencement of operations) is the performance of Class ^I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). The Class C performance shown above for ^the period prior to October 1, 2009 (commencement of operations) is the performance of Class ^A shares, adjusted for the sales charge that applies to ^Class C shares (but not adjusted for any other differences in expenses of the two classes^). The Class C performance shown above for ^the period prior to November 28, 2003 is the performance of Class ^I shares, adjusted ^for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the classes). The Class R performance shown above for ^the period between to August 3, 2009 (re-commencement of operations) and September 11, 2004 (date of closing of Class R) is the performance of Class ^A shares, adjusted for the sales charge that applies to ^Class R shares (but not adjusted for any other differences in expenses of the two classes^). ^Class R returns prior to September 11, 2004 reflect actual total return of the Class R shares. If adjusted for other expenses, ^returns would be different. ^Investors cannot invest directly in an ^Index. (Source for the Russell 2500 Index and Russell 2000 Index returns: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research ("BMR").

Investment Sub-Adviser. Atlanta Capital Management Company, LLC (“Atlanta Capital”).

Portfolio Managers

William O. Bell, IV, Vice President of Atlanta Capital, has managed the Portfolio since 2005.

W. Matthew Hereford, Vice President of Atlanta Capital, has managed the Portfolio since 2005.

Charles B. Reed, Managing Director ^- Equities, has managed the Portfolio since ^it commenced operations in 2002.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 9 of this Prospectus.

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Prospectus dated February 1, 2011

Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for Class A, Class C and Class R shares and $250,000 for Class I shares (waived in certain circumstances). There is no minimum for subsequent ^investments.

Tax Information

Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, "financial intermediaries"), a Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Prospectus dated February 1, 2011

Investment Objectives & Principal Policies and Risks

^

Each Fund and Portfolio is permitted to engage in the following investment practices to the extent set forth in "Fund Summaries" above. References to the "Fund" below are to each Fund and Portfolio, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in Fund Summaries. As noted in Fund Summaries, each Fund seeks to achieve its objective by investing in the Portfolio named therein, that has the same objective and policies as the Fund. Set forth below is additional information about such policies and risks of the Fund described in "Fund Summaries" above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Borrowing. ^The Fund is authorized to borrow ^in accordance with applicable regulations, but ^currently intends to borrow ^only for ^temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle ^transactions). ^The Fund ^will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Securities Lending. ^The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment ^adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. ^The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Cash and Cash Equivalents. ^The Fund may invest in cash or cash equivalents, including high quality, short-term instruments, or in an affiliated investment vehicle that invests in such instruments, for cash management purposes. During unusual market conditions, ^the Fund may invest up to 100%^ of its assets in cash ^or cash equivalents temporarily, which may be inconsistent with its investment objective.

Portfolio Turnover. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

General. ^The Fund’s ^objective ^may not be changed without shareholder approval. Certain other policies may be changed without shareholder approval. ^The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times ^the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so^.

^The Fund’s 80% Policy ^will not be changed unless shareholders are given at least 60 days’ advance written notice of the change and, for the purpose of such policy, net assets include any assets purchased with borrowings for investment purposes.

Management and Organization

Management. Each Fund’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage ^over $180 billion on behalf of mutual funds, institutional clients and individuals.

Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of each Portfolio to Atlanta Capital Management Company, LLC (“Atlanta Capital”), with offices at 1349 W. Peachtree Street, Suite 1600, Atlanta, GA 30309. Atlanta Capital is a majority-owned affiliate of Eaton Vance Corp. BMR pays Atlanta Capital a portion of each advisory fee for sub-advisory services provided to each Portfolio.

The day-to-day management of each Portfolio is the responsibility of a team of Atlanta Capital investment professionals. Each team meets to discuss investment holdings, prospective investments and portfolio composition and manages and provides research. The fees paid to BMR and Atlanta Capital and the identities of the members of each team are described below:

^

Eaton Vance Atlanta Capital Funds

10

Prospectus dated February 1, 2011

Focused Growth Portfolio. Under Focused Growth Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. BMR pays Atlanta Capital a monthly sub-advisory fee equal to 0.40% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended September 30, ^2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65% while the sub-advisory fee paid by BMR to Atlanta Capital, based on average daily net assets of the Portfolio was 0.40%.

^Richard B. England and Paul J. ^Marshall co-manage the Focused Growth Portfolio. Mr. England is Managing Director - Equities of Atlanta Capital and has been employed by Atlanta Capital for more than five years. He has served as portfolio manager since 2008. Mr. Marshall is a Vice President of Atlanta Capital and has served as portfolio manager of the Portfolio since 2003.

SMID-Cap Portfolio. Under SMID-Cap Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. BMR pays Atlanta Capital a monthly sub-advisory fee equal to 0.75% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. ^For the ^fiscal year ended September 30, 2010, ^the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was ^1.00^%, while the ^sub-advisory fee paid by BMR to Atlanta Capital, based on average daily net assets of the Portfolio was 0.^75% for the ^same period.

William O. Bell, IV, W. Matthew Hereford and Charles B. Reed comprise the team of investment professionals for the SMID-Cap Portfolio. Mr. Bell and Mr. Hereford, Vice Presidents of Atlanta Capital have managed the Portfolio since 2005, and Mr. Reed, a Managing Director - Equities of Atlanta Capital, has managed the Portfolio since operations commenced in 2002. All have been employed by Atlanta Capital for more than five years.

The Funds’ most recent shareholder reports provide information regarding the basis for the Trustees’ approval of Focused Growth and SMID-Cap Portfolio’s investment advisory and investment sub-advisory agreements.

The Statement of Additional Information provides additional information about the investment management teams, including information about compensation, other accounts managed by team members, and the team members’ ownership of Fund shares with respect to which that team member has management responsibilities.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

As a Portfolio investor, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. There may be other Portfolio investors ^in addition to a Fund. Purchase and redemption activities by other Portfolio investors may impact the management of a Portfolio and its ability to achieve its objective. Each Fund can withdraw its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined ^Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time)^. The purchase price of Fund shares is their net asset value (plus a sales charge), which is derived from the value of Portfolio holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

Eaton Vance Atlanta Capital Funds

11

Prospectus dated February 1, 2011

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser has delegated daily valuation of the Portfolios to the sub-adviser. Exchange-listed securities are valued at closing sale prices. In certain situations, the sub-adviser may use the fair value of a security if market prices are unavailable or are deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The sub-adviser expects to use fair value pricing under limited circumstances, such as when a security is restricted or is illiquid. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by a Fund’s transfer agent. A Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Class A, Class C and Class R Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122. ^

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries), and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request ^an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Shareholder Services Department must be advised by telephone of each additional investment by wire.

Eaton Vance Atlanta Capital Funds

12

Prospectus dated February 1, 2011

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser and sub-adviser are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance ^U.S. Government Money Market ^Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Eaton Vance Atlanta Capital Funds

13

Prospectus dated February 1, 2011

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below^. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Class R shares are offered at net asset value with no front-end sales charge to retirement plan clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Retirement plan clients include pension plans (including tax-deferred retirement plans and profit-sharing plans), Individual Retirement Account rollovers and non-qualified deferred compensation programs. Class R shares pay distribution and service fees equal to 0.50% annually of average daily net assets.

Payments to Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this ^Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Eaton Vance Atlanta Capital Funds

14

Prospectus dated February 1, 2011

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A shares of Eaton Vance ^U.S. Government Money Market Fund ^cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase.

Eaton Vance Atlanta Capital Funds

15

Prospectus dated February 1, 2011

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution and Service Fees. Class A shares (for both Funds) and SMID-Cap Fund Class C and Class R shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Class R shares pay distribution fees of 0.25% annually of average daily net assets. Although there is no present intention to do so, Class R could pay distribution fees of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1% of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class C and Class R shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to ^0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries^. After the sale of Class R shares, the principal underwriter generally pays service fees to financial intermediaries based on the value of shares sold by such intermediaries. ^ Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:^

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by a Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount

Eaton Vance Atlanta Capital Funds

16

Prospectus dated February 1, 2011

of ^any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). ^Certain redemption requests including those involving shares held by certain corporations, trusts ^or certain other entities and shares that are subject to certain fiduciary arrangements may ^require additional ^documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

Distributions are paid in cash.

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website 30 days after such month end (calendar quarter-end holdings are posted 60 days after quarter end for SMID-Cap Fund and SMID-Cap Portfolio). Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end (or month end in the case of SMID-Cap Fund and SMID-Cap Portfolio) ^on the Eaton Vance website approximately ten business days after the calendar quarter end (or month end in the case of SMID-Cap Fund and SMID-Cap Portfolio) and each ^Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

Eaton Vance Atlanta Capital Funds

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Prospectus dated February 1, 2011

^

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value^. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting

Eaton Vance Atlanta Capital Funds

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Prospectus dated February 1, 2011

additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. Each Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

Each Fund makes distributions (if any) annually. Dividends may not be paid if Fund expenses exceed Fund income for the period. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Over time, distributions by each Fund can generally be expected to include both dividends taxable as ordinary income and capital gain distributions taxable as long-term gains. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investment that generated them, rather than how long a shareholder has owned his or her shares in a Fund. For the taxable years beginning on or before December 31, ^2012, distributions of investment income designated by a Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gains, provided the holding period and other requirements are met at both the shareholder and Fund level. A Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. A portion of each Fund’s income distributions may be eligible for the dividends-received deduction for corporations.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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Prospectus dated February 1, 2011

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	Eaton Vance-Atlanta Capital Focused Growth Fund

	Year Ended September 30,

	2010		2009		2008		2007		2006

	Class A	Class I	Class A	Class I	Class A	Class I	Class ^A	Class I	Class A	Class I

Net asset value - Beginning of year	$ 8.780	$ 8.290	$ 9.730	$ 9.240	$12.760	$12.170	$11.510	$11.010	$11.220	$10.750
Income (Loss) From Operations
Net investment income(1)	$(0.026)	$ (0.005)	$ 0.038	$ 0.053	$ 0.007	$ 0.034	$ 0.006	$ 0.035	$ 0.016	$ 0.034
Net realized and unrealized gain (loss)	0.832	0.791	(0.487)	(0.476)	(2.011)	(1.902)	1.960	1.870	0.526	0.511
Total income (loss) from operations	$ 0.806	$0.786	$(0.449)	$ (0.423)	$ (2.004)	$ (1.868)	$ 1.966	$ 1.905	$ 0.542	$ 0.545
Less Distributions
From net investment income	$(0.046)	$ (0.066)	$—	$ (0.026)	$ (0.002)	$ (0.038)	$ (0.012)	$ (0.041)	$—	$ (0.033)
From net realized gain	—	—	(0.501)	(0.501)	(1.024)	(1.024)	(0.704)	(0.704)	(0.252)	(0.252)
Total distributions	$(0.046)	$ (0.066)	$(0.501)	$ (0.527)	$ (1.026)	$ (1.062)	$ (0.716)	$ (0.745)	$ (0.252)	$ (0.285)
Net asset value - End of year	$ 9.540	$ 9.010	$ 8.780	$ 8.290	$ 9.730	$ 9.240	$12.760	$12.170	$11.510	$11.010
Total Return(2)	9.21%	9.51%	(2.89)%	(2.64)%	(17.21)%	(16.97)%	17.79%	18.09%	4.87%	5.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 8,706	$21,275	$ 8,451	$17,750	$ 8,903	$14,400	$12,285	$14,150	$13,150	$13,383
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.25%	1.00%	1.25%	1.00%	1.25%	1.00%	1.25%	1.00%	1.25%	1.00%
Net investment income	(0.29)%	(0.06)%	0.52%	0.76%	0.06%	0.31%	0.05%	0.31%	0.14%	0.32%
Portfolio Turnover of the Portfolio	152%	152%	49%	49%	50%	50%	37%	37%	46%	46%

(See footnotes on next page.)

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Prospectus dated February 1, 2011

Financial Highlights (continued)^

	Eaton Vance-Atlanta Capital SMID-Cap Fund

	Year Ended September 30,

	2010				2009				2008

	Class A	Class C	Class I	Class R	Class A	Class C(6)	Class I	Class R(9)	Class A	Class I

Net asset value - Beginning of period	$ 11.170	$11.170	$ 11.870	$11.170	$ 10.930	$11.170	$11.570	$10.240	$13.490	$14.140
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.072)	$ (0.158)	$ (0.044)	$ (0.092)	$ (0.047)	$—	$ (0.025)	$ (0.015)	$ (0.031)	$ (0.002)
Net realized and unrealized gain (loss)	1.392	1.378	1.474	1.372	0.545	—	0.583	0.945	(0.693)	(0.732)
Total income (loss) from operations	$ 1.320	$ 1.220	$ 1.430	$ 1.280	$ 0.498	$—	$ 0.558	$ 0.930	$ (0.724)	$ (0.734)
Less Distributions
From net realized gain	$ —	$ —	$ —	$ —	$ (0.258)	$—	$ (0.258)	$—	$ (1.836)	$ (1.836)
Total distributions	$ —	$ —	$ —	$ —	$ (0.258)	$—	$ (0.258)	$—	$ (1.836)	$ (1.836)
Net asset value - End of period	$ 12.490	$12.390	$ 13.300	$12.450	$ 11.170	$11.170	$11.870	$11.170	$10.930	$11.570
Total Return(2)	11.82%	10.92%	12.05%	11.46%	5.50%	—%	5.72%	9.08%(11)	(6.72)%	(6.46)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$256,917	$17,530	$296,476	$ 98	$117,175	$1	$65,435	$1	$23,589	$15,846
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.20%	1.95%	0.95%	1.45%	1.20%	—%	0.95%	1.45%(10)	1.20%	0.95%
Net investment income (loss)	(0.61)%	(1.34)%	(0.35)%	(0.78)%	(0.49)%	—%	(0.25)%	(0.86)%(10)	(0.27)%	(0.01)%
Portfolio Turnover of the Portfolio	20%	20%	20%	20%	33%	33%(7)	33%	33%(6)	42%	42%

(See footnotes on next page.)

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Prospectus dated February 1, 2011

Financial Highlights (continued)

	Eaton Vance-Atlanta Capital SMID-Cap Fund

	Year Ended September 30,

	2007		2006

	Class ^A	Class I	Class A	Class I

Net asset value - Beginning of period	$12.480	$13.010	$12.510	$12.980
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.032)	$ 0.000(7)	$ (0.063)	$ (0.032)
Net realized and unrealized gain (loss)	1.983	2.071	0.924	0.953
Total income (loss) from operations	$ 1.951	$ 2.071	$ 0.861	$ 0.921
Less Distributions
From net realized gain	$ (0.941)	$ (0.941)	$ (0.891)	$ (0.891)
Total distributions	$ (0.941)	$ (0.941)	$ (0.891)	$ (0.891)
Net asset value - End of period	$13.490	$14.140	$12.480	$13.010
Total Return(2)	16.42%	16.69%	7.34%	7.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,941	$13,391	$ 7,073	$11,857
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.21%	0.96%	1.60%	1.35%
Net investment income (loss)	(0.25)%	0.00%(8)	(0.52%)	(0.25)%
Portfolio Turnover of the Portfolio	84%	84%	34%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses.
(4)	For Focused Growth Fund the investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.43%,
0.50%, 0.19%, 0.14^% and 0.^17% of average daily net assets for the years ended September 30, 2010, 2009, 2008, ^2007 and ^2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower. For SMID-Cap Fund the investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.32%, 0.52%. 0.52%, 0.57^% and 0.27% of average daily net assets for the years ending September 30, 2010, 2009, 2008, ^2007 and ^2006, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
^
(^6)	For the Portfolio’s year ended September 30, 2009.
(^7)	Amount represents less than $0.0005 per share.
(^8)	Amount represents less than 0.005%.
(^9)	For the period from the commencement of operations, August 3, 2009, to September 30, 2009.
(^10)	Annualized.
(^11)	Not annualized.

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Prospectus dated February 1, 2011

More Information

About the Funds: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about each Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find adiscussionof the market conditionsand investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, ^BNY Mellon Asset Servicing. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
P.O. Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8 a.m. - 6 p.m. ET

The Funds’ Investment Company Act No. is 811-01241.	ATLPROS

1832-2/11	© 2011 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION ^February 1, 2011

Eaton Vance-Atlanta Capital Focused Growth Fund
Class A Shares - EAALX      Class I Shares - EILGX
Eaton Vance-Atlanta Capital SMID-Cap Fund^
Class A Shares - EAASX      Class C Shares - ECASX      Class I Shares - EISMX      Class R Shares - ERSMX
Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the ^Funds and their corresponding Portfolios. Eaton Vance-Atlanta Capital Focused Growth Fund and its corresponding Portfolio are non-diversified, open-end management investment companies. Eaton Vance-Atlanta Capital SMID-Cap Fund and its corresponding ^-^Portfolio are diversified, open-end management investment companies. ^Fund is a series of Eaton Vance Growth Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the ^Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	24^
Investment Restrictions	8	Sales Charges	25^
Management and Organization	9	Performance	^27
Investment Advisory and Administrative Services	^18	Taxes	^29
Other Service Providers	^22	Portfolio Securities Transactions	^33
Calculation of Net Asset Value	23^	Financial Statements	^35

Appendix A: Class A Fees, Performance and Ownership	^36	Appendix E: Equity Ratings	^44
Appendix B: Class C Fees, Performance and Ownership	^38	Appendix F: Eaton Vance Funds Proxy Voting Policy and Procedures	^45
^
Appendix C: ^Class I Performance and Ownership	^40	Appendix G: Atlanta Capital Management Company, LLC Proxy Voting Policies	^47
Appendix D: Class R Fees, Performance and Ownership	^42

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund ^Prospectus dated ^February 1, 2011, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the ^Prospectus, which may be obtained by calling 1-800-262-1122.

© ^2011 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

Within the following sections of this SAI, and elsewhere as the context so requires, the term “Portfolio” refers to Focused Growth Portfolio and SMID-Cap Portfolio:

Strategies and Risks Taxes Portfolio Securities Transactions

In addition, because the investment adviser has delegated investment responsibility to the sub-adviser, the term “investment adviser” as used in “Strategies and Risks” refers to the sub-adviser.

STRATEGIES AND RISKS

Principal strategies are defined in the ^Prospectus. The following is a description of the various investment practices that may be engaged in, whether as a principal or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Equity Securities. Focused Growth Portfolio and SMID-Cap Portfolio invest in U.S. companies, which include companies with common stocks traded on United States securities exchanges.

As set forth in the prospectus, Focused Growth Portfolio has a policy of investing primarily in large company stocks which are companies having market capitalizations that rank among the top 1,000 U.S. companies and SMID-Cap Portfolio has a policy of investing at least 80% of ^its net assets in companies within a certain market capitalization, which in the case of SMID-Cap Portfolio is determined by reference to a particular market index (the “Index”). In determining the largest 1,000 companies, the investment adviser of Focused Growth Portfolio refers to market values provided by independent financial data providers. For purposes of establishing the market capitalizations of companies included in the Index or top 1,000 companies for a particular month, the Portfolios will refer to the market capitalizations of the companies as of the first business day of that month.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights, and may be less liquid.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be used ^to enhance return (which may be considered speculative), to seek to hedge against fluctuations in securities prices, ^interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of forward or futures ^contracts, indicies and options on stock index futures, the purchase of put options and the sale of call options on securities held, and equity swaps. A Portfolio may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest. A ^Portfolio incurs costs in opening and closing derivatives positions.

Eaton Vance Atlanta Capital Funds

2

SAI dated February 1, 2011

A ^Portfolio may use derivative instruments and trading strategies, including the following:

Options on ^Securities, Indices and Currencies. A ^Portfolio may engage in transactions in exchange traded and over-the-counter (“OTC”) options. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. The Staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.

Call Options. A purchased call option gives a ^Portfolio the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. A ^Portfolio also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

A ^Portfolio also is authorized to write (i.e., sell) call options and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a ^Portfolio, in return for a premium, gives another party a right to buy specified securities owned by the ^Portfolio at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a ^Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Portfolio’s ^ability to sell the underlying security will be limited while the option is in effect unless the ^Portfolio enters into a closing purchase transaction. A closing purchase transaction cancels out a Portfolio’s ^position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining. While the ^Portfolio generally will write only covered call options, the ^Portfolio may sell a stock underlying a call option prior to entering into a closing purchase transaction on up to 5% of ^a Portfolio’s net assets, provided that such sale will not occur more than three days prior to the option buy back. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying security held by the ^Portfolio that can act as a partial hedge.

Put Options. A ^Portfolio is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to ^seek return. By buying a put option, a ^Portfolio acquires a right to sell the underlying securities or instruments at the exercise price, thus limiting the ^Portfolio’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a ^Portfolio’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A ^Portfolio also may purchase uncovered put options.

A Portfolio also has authority to write (i.e., sell) put options. ^ A ^Portfolio will receive a premium for writing a put option, which increases the ^Portfolio’s return. A ^Portfolio has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price.

There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded ^OTC or on a national securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by a national securities exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on a national securities exchange; the facilities of a national securities exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or one or more national securities exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that national securities exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the ^OCC as a result of trades on that national securities exchange would continue to be exercisable in accordance with their terms.

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Futures. A ^Portfolio may engage in transactions in futures and options on futures. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a ^Portfolio is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the ^Portfolio will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits a ^Portfolio’s risk of loss from a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a ^Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a ^Portfolio from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the ^Portfolio was attempting to identify specific securities in which to invest in a market the ^Portfolio believes to be attractive. In the event that such securities decline in value or a ^Portfolio determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the ^Portfolio may realize a loss relating to the futures position.

A ^Portfolio is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the ^Portfolio entered into futures transactions. A ^Portfolio may purchase put options or write call options on futures contracts and stock indices in lieu of selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a ^Portfolio can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the ^Portfolio intends to purchase.

Risks Associated with Futures. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a ^Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Each ^Portfolio has claimed an exclusion from the definition of the term Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration as a CPO^.

Foreign Currency Transactions. A ^Portfolio may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. Such transactions could be effected with respect to hedges on foreign dollar denominated securities owned by a ^Portfolio, sold by a ^Portfolio but not yet delivered, or committed or anticipated to be purchased by a ^Portfolio. ^ Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A ^Portfolio will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position.^ Proxy hedging is often used when the currency to which a ^Portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a ^Portfolio’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a ^Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a ^Portfolio is engaged in proxy hedging. A ^Portfolio

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may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the ^Portfolio has or in which the ^Portfolio expects to have portfolio exposure.

Some of the forward foreign currency contracts entered into by a ^Portfolio ^may be classified as non-deliverable forwards ("NDF"). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time ^of settlement ^is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Currency Futures. ^The Portfolio may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. ^The Portfolio may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. ^The Portfolio may engage in transactions in options on currencies either on exchanges or OTC markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.^

Risk Factors in Hedging Foreign Currency. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. Although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that a ^Portfolio’s hedging strategies will be ineffective. To the extent that a ^Portfolio hedges against anticipated currency movements that do not occur, the ^Portfolio may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a ^Portfolio will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.^

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index.

Whether a ^Portfolio’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the investment adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a ^Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ^Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. If there is a default by the other party to such a transaction, a ^Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements are also subject to the risk that a ^Portfolio will not be able to meet its obligations to the counterparty. A ^Portfolio, however, will segregate liquid assets equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost a ^Portfolio initially to make an equivalent direct investment, plus or minus any amount a ^Portfolio is obligated to pay or is to receive under the swap agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ^ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Short Sales. Each Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

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Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either: (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Securities Lending. A Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. A Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser. The investment adviser or securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Distributions of any income realized from securities loans will be taxable as ordinary income. A Portfolio may receive loan fees in connection with loans of securities for which there is a special demand.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to a Portfolio for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either a Portfolio or the borrower at any time. Upon termination and return of the loaned securities, a Portfolio would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in a portfolio realizing a loss at a time when it would not otherwise do so. A Portfolio also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs.

A Portfolio will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and a Portfolio will not be entitled to exercise voting or other beneficial rights on loaned securities. A Portfolio will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in a Portfolio’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Cash collateral received by a Portfolio in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”). The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. While not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.

Consistent with its investment objective, Cash Collateral Fund attempts to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Cash Collateral Fund also may invest to take advantage of what Eaton Vance believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

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As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Portfolio.

ReFlow Liquidity Program. Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the ^Prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a ^Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a ^Fund’s net assets do not decline, the investment adviser may also benefit.

Exchange-Traded Funds. Each Portfolio may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international and may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”), iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund and HOLDRS (Holding Company Depositary Receipts). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the ^Portfolio. Moreover, the ^Portfolio’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that each ^Portfolio invests in ETFs, the ^Portfolio must bear these expenses in addition to the expenses of its own operation.

Pooled Investment Vehicles. Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. Each Portfolio will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by each Portfolio. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If a Portfolio invests in an affiliated money market fund or similar fund that charges a management fee, then the allocable portion of the management fee paid on such investment will be credited against the Portfolio advisory fee.

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Cash Equivalents. Each Portfolio may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include an affiliated money market fund or similar fund which invests in such short-term securities.

Portfolio Turnover. A Portfolio cannot accurately predict its portfolio turnover rate, but, except as noted below, it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. Except as noted below, a high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains. During the fiscal year ended September 30, 2010, the Focused Growth Portfolio’s implementation of the focused investment strategy resulted in the reduction in the number of securities held in the Portfolio, and sales and purchases of securities as a result of the implementation led to a much higher portfolio turnover rate for the year. Going forward, it is expected that the turnover rate for the Focused Growth Portfolio will be less than 100%. Historical turnover rate(s) are included in the Financial Highlights table(s) in the Prospectus.

Diversified Status. SMID-Cap Portfolio is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

Investing in a Portfolio. A Fund (or any other investor in a Portfolio) may withdraw all or a portion of its assets from a Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from a Portfolio, or the Board of Trustees of the Trust determines that the investment objective(s) of a Portfolio is no longer consistent with the investment objective(s) of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective(s). A Fund’s investment performance and expense ratio may be affected by a withdrawal of all its assets (or the withdrawal of assets of another investor in a Portfolio) from a Portfolio.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in any one industry;

(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(3)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

(4)	Engage in the underwriting of securities;

(5)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(6)	Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities; or

(7)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law.

Additionally, SMID-Cap Fund may not:

(8)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

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Notwithstanding its investment policies and restrictions, each Fund ^may, in compliance with the requirements of the 1940 ^Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of a Portfolio.

In addition, to the extent a registered open-end investment company acquires securities of a ^portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such ^portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

In connection with Restriction (3) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

^

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the ^Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a ^Fund or Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a ^Fund or Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust each Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

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SAI dated February 1, 2011

Number of Portfolios in Fund Complex Overseen By Trustee(1)

	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience		Other Directorships Held During Last Five Years(2)
Name and ^Year of Birth

Interested Trustee

THOMAS E. FAUST JR.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^175	Director of EVC.
^1958			President of EV, Chief Executive Officer and President of Eaton Vance
and BMR, and Director of EVD. Trustee and/or officer of ^175 registered investment companies and ^1 private investment company managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and	^175	None
^1963			Finance Unit Head, Harvard University Graduate School of Business
Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and	^175	Director of Assurant, Inc.
^1940			a Director (1983-2004) of Systems & Computer Technology Corp.		(insurance provider), and
			(provider of software to higher education). Formerly, a Director of		Stonemor Partners L.P. (owner
			Loring Ward International (fund distributor) (2005-2007). Formerly,		and operator of cemeteries).
Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry)
(2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management	^175	None
^1947			firm) (since 2010). Formerly Vice Chairman, Commercial Industrial
Finance Corp. (specialty finance company) (2006-2010). Formerly,
President and Chief Executive Officer, Prizm Capital Management, LLC
(investment management firm) (2002-2005). Formerly, Executive
Vice President and Chief Financial Officer, United Asset Management
Corporation (an institutional investment management firm) (1982-
2001). Formerly, Senior Manager, Price Waterhouse (now
PricewaterhouseCoopers) (an independent registered public
accounting firm) (1972-1981).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly,	^175	None
^1940			Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax
Policy), U.S. Department of the Treasury (1983-1985). Formerly,
Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-
1990).

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	^175	Director of BJ’s Wholesale Club,
^1948			Formerly, Dean, Carroll School of Management, Boston College		Inc. (wholesale club retailer).
			(2000-2002). Formerly, Chief Investment Officer, Fixed Income,		Formerly, Trustee of SPDR Index
			Scudder Kemper Investments (investment management firm) (1998-		Shares Funds and SPDR Series
			1999). Formerly, Chief Investment Officer, Equity and Fixed Income,		Trust (exchange traded funds)
			Colonial Management Associates (investment management firm)		(2000-2009). Formerly, Director
			(1991-1998).		of Federal Home Loan Bank of
Boston (a bank for banks) (2007-
2009).

LYNN A. STOUT	Trustee	Trustee of the	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^175	None
^1957		Trust since	and Professor of Law (2001-2006), University of California at Los
		1998 and of	Angeles School of Law. Professor Stout teaches classes in corporate
		each Portfolio	law and securities regulation and is the author of numerous
		since 2001	academic and professional papers on these areas.

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SAI dated February 1, 2011

Number of Portfolios in Fund Complex Overseen By Trustee(1)

	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience		Other Directorships Held During Last Five Years(2)
Name and ^Year of Birth

RALPH F. VERNI	Chairman of	Chairman of	Consultant and private investor. Formerly, Chief Investment Officer	^175	None
^1943	the Board and	the Board	(1982-1992), Chief Financial Officer (1988-1990) and Director
	Trustee	since 2007	(1982-1992), New England Life. Formerly, Chairperson, New England
		and Trustee	Mutual Funds (1982-1992). Formerly, President and Chief Executive
		since 2005	Officer, State Street Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds (1992-2000).
Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer
Farm Credit Corp. (2002-2006).
^

(1)	Includes both master and feeder funds in a master-feeder structure.
^
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

Principal Officers who are not Trustees
Term of Office and Length of Service
Name and ^Year of Birth	Trust/Portfolio Position(s)		Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	President^	^President of the Trust since	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, Eaton
^1957		^2011 and of each Portfolio	Vance and BMR. Officer of 88 registered investment companies managed by Eaton Vance or BMR.
since 2007

WILLIAM O. BELL, IV	Vice President of SMID-Cap	Since 2004	Vice President of Atlanta Capital Management Company, L.L.C. ("Atlanta Capital"). Officer of ^1
^1973	Portfolio		registered investment ^company managed by Eaton Vance or BMR.
^
RICHARD B. ENGLAND	Vice President of Focused	Since 2007	Managing Director - Equities of Atlanta Capital. Previously, Senior Portfolio Manager, Putnam
^1958	Growth Portfolio		Investments (1992 - 2004). Officer of 1 registered investment company managed by Eaton Vance or BMR.

W. MATTHEW HEREFORD	Vice President of SMID-Cap	Since 2004	Vice President of Atlanta Capital. Officer of 1 registered investment company managed by Eaton
^1972	Portfolio		Vance or BMR.

MICHAEL R. MACH	Vice President	Since 2010	Vice President of Eaton Vance and BMR. Officer of 28 registered investment companies managed
^1947			by Eaton Vance or BMR.

PAUL J. MARSHALL	Vice President of Focused	Since 2003	Vice President of Atlanta Capital. Officer of 1 registered investment company managed by Eaton
^1965	Growth Portfolio		Vance or BMR.

CHARLES B. REED	Vice President of SMID-Cap	Since 2001	Managing Director of Atlanta Capital. Officer of 1 registered investment company managed by
^1965	Portfolio		Eaton Vance or BMR.

^
WALTER A. ROW, III	Vice President	Since 2010	Vice President of Eaton Vance and BMR. Officer of 32 registered investment companies managed
^1957			by Eaton Vance or BMR.

JUDITH A. SARYAN	Vice President	Since 2010	Vice President of Eaton Vance and BMR. Officer of 60 registered investment companies managed
^1954			by Eaton Vance or BMR.

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SAI dated February 1, 2011

BARBARA E. CAMPBELL	Treasurer	Treasurer of the Trust since	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1957		2005 and of each Portfolio	managed by Eaton Vance or BMR.
since 2008

MAUREEN A. GEMMA	Secretary and Chief Legal	Secretary since 2007 and	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1960	Officer	Chief Legal Officer since	managed by Eaton Vance or BMR.
2008

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1953			managed by Eaton Vance or BMR.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the "adviser") to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eight Trustees, including seven Trustees who are not "interested persons" of a Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. Each Portfolio has the same leadership structure as the Trust.

The Funds and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Funds and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Funds and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of each Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function. Each Portfolio has the same risk oversight approach as the Funds and the Trust.

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SAI dated February 1, 2011

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee:

     Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

     Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.

     Allen R. Freedman. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of Assurant, Inc. and Stonemor Partners L.P. Mr. Freedman was previously a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also previously served as a Director of the Fortis Mutual Funds. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

     William H. Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. He has been Chief Financial Officer of Aveon Group, L.P. since 2010. Previously, Mr. Park served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

     Ronald A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.

     Helen Frame Peters. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and a Director of BJ’s Wholesale Club, Inc. Formerly, Ms. Peters was the Dean of Carroll School of Management, Boston College from 2000-2002. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

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SAI dated February 1, 2011

     Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

     Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.

The Board of Trustees of the ^Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair^) and ^Peters, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended^ September 30, 2010, the Governance Committee convened ^five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. ^Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended ^September 30, 2010, the Audit Committee convened ^sixteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended ^September 30, 2010, the Contract Review Committee convened ^eight times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all ^funds and portfolios, giving special attention to the performance of certain ^funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended^ September 30, 2010, the Portfolio Management Committee convened ^nine times.

^Messrs. Pearlman (Chair) and ^Park, and Ms. ^Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in

Eaton Vance Atlanta Capital Funds

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SAI dated February 1, 2011

its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ ^CCO^; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended ^September 30, 2010, the Compliance Reports and Regulatory Matters Committee convened ^fourteen times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31,^ 2010. Interests in a Portfolio cannot be purchased by a Trustee.^

Dollar Range of Equity Securities Owned by

		Thomas E.			Ronald A.	Helen Frame
Fund Name	Benjamin C. Esty(2)	Faust Jr.(1)	Allen R. Freedman(2)	William H. Park(2)	Pearlman(2)	Peters(2^)	Lynn A. Stout(2)	Ralph F. Verni(2)

Focused Growth Fund	None	None	None	None	None	None	None	None

SMID-Cap Fund	None	None	None	None	None	None	None	None

Aggregate Dollar
Range of Equity
Securities Owned in
all Registered Funds
Overseen by Trustee
in the Eaton Vance
Family of Funds	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000(3)	over $100,000^

(1)	Interested Trustee.
(2)	Noninterested Trustees.
^(3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2010, no ^Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2009 and December 31, ^2010, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2009 and December 31, ^2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Portfolios in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income per share of ^the Portfolios, and will not obligate the Portfolios to retain the services of any Trustee or obligate the Portfolios to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust each Portfolio are paid by the Funds (and other series of the Trust) and the Portfolios, respectively^. (A Trustee of the Trust each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust each Portfolio.) During the fiscal year ended ^September 30, 2010, the Trustees of the Trust each Portfolio earned the following compensation in their capacities as Trustees from the Trust each Portfolio. For the year ended December 31,^ 2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

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SAI dated February 1, 2011

Source of	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Compensation	Esty	Freedman	Park	Pearlman	Peters ^	Stout	Verni
Trust(2)	$^ 429	$ ^392	$^ 429	$ ^429	$ ^392	$^ 429	$^ 607
Focused Growth Portfolio	^165	^ 151	^ 165	^165	^ 151	^165(3)	^ 234(4)
SMID-Cap Portfolio	^1,610	^ 1,470	^ 1,610	^1,610	^ 1,470	^ 1,610(3)	^ 2,276(4)
Trust and Fund Complex(1)	^$230,000	^$210,000	^$230,000	^$230,000	^$210,000	^$230,000(5)	^$325,000(6)
^

(1)	As of February 1, 2011, the Eaton Vance fund complex consists of 175 registered investment companies or series thereof. Heidi L. Steiger resigned as Trustee effective November 29, 2010. For the fiscal year ended September 30, 2010, Ms. Steiger received Trustee fees of $392 from the Trust, $151 from Focused Growth Portfolio and $1,470 from SMID-Cap Portfolio. For the calendar year ended December 31, 2010, she received $210,000 from the Trust and Fund Complex.
(2)	The Trust consisted of 7 Funds as of September 30, ^2010.
(3)	Includes deferred compensation as follows: Focused Growth Portfolio – $^35 and SMID-Cap Portfolio – $^343.
(4)	Includes deferred compensation as follows: Focused Growth Portfolio – $^128 and SMID-Cap Portfolio – $^1,238.
(^5)	Includes $45,000 of deferred compensation.
(^6)	Includes $162,500 of deferred compensation.

Organization. ^ Each Fund is a series of the Trust, which was organized under Massachusetts law on May 25, 1989 and is operated as an open-end management investment company. On November 16, 2009, Eaton Vance-Atlanta Capital Large-Cap Growth Fund changed its name to Eaton Vance-Atlanta Capital Focused Growth Fund. The Trust^ may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of

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the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 14, 2009 and intends to be treated as a partnership for federal tax purposes. Prior to that date, each Portfolio was organized as a New York trust on December 10, 2001. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting. The Portfolio’s By-laws provide that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Portfolio. However, no indemnification will be provided to any Trustee or officer for any liability to the Portfolio or interestholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Portfolio) could be deemed to have personal liability for the obligations of a Portfolio. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. Each Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholders. Moreover, the Bylaws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. The assets of each Portfolio are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Portfolio’s business and the nature of its assets, management believes that the possibility of the Portfolio’s liability exceeding its assets, and therefore the interestholder’s risk of personal liability, is remote.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment sub-adviser and adopted the proxy voting policies and procedures of the investment sub-adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and

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recordkeeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment sub-adviser Policies, see Appendix F and Appendix G, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Pursuant to Investment Advisory Agreements with each of the Portfolios, BMR acts as the investment adviser for the Portfolios. Pursuant to Investment Sub-Advisory Agreements with Atlanta Capital, BMR has delegated investment management of the Portfolios to Atlanta Capital. Atlanta Capital is a majority-owned affiliate of EVC. From time to time, BMR and Atlanta Capital are each referred to herein as an “investment adviser”. Atlanta Capital is sometimes referred to herein as “sub-adviser”.

Investment Advisory Services. The investment adviser and sub-adviser are responsible for managing the investments and affairs of Focused Growth Portfolio and SMID-Cap Portfolio and providing related office facilities and personnel subject to the supervision of the Trust’s and Portfolio’s Board of Trustees. The investment sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Portfolio and what portion, if any, of the Portfolio’s assets will be held uninvested. Each Investment Advisory Agreement and Investment Sub-Advisory Agreement requires the investment adviser or sub-adviser, as the case may be, to pay the salaries and fees of all officers and Trustees of the Trust and the Portfolio who are members of the investment adviser’s or sub-adviser’s organization and all personnel of the investment adviser or sub-adviser performing services relating to research and investment activities.

For a description of the compensation that Focused Growth Portfolio and SMID-Cap Portfolio pay the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fees are computed as follows:

Focused Growth Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

SMID-Cap Portfolio*
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%

Pursuant to Investment Sub-Advisory Agreements, BMR pays the following to Atlanta Capital for providing sub-advisory services:

Focused Growth Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.4000%
$500 million but less than $1 billion	0.3875%
$1 billion but less than $2.5 billion	0.3750%
$2.5 billion and over	0.3625%

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SAI dated February 1, 2011

SMID-Cap Portfolio*
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.75000%
$500 million but less than $1 billion	0.71875%
$1 billion but less than $2.5 billion	0.68750%
$2.5 billion but less than $5 billion	0.65625%
$5 billion and over	0.62500%

*	^Prior to February 1, 2009, the investment adviser and sub-adviser agreed to waive a portion of their respective investment advisory and sub-advisory fees so that the monthly advisory fee was equal to 0.80% annually on average daily net assets up to $500 ^million. For the fiscal years ended September 30, ^2009 and ^2008, BMR waived $25,^061 and $75,^180, respectively, of its advisory fee, while Atlanta Capital waived $18,^796 and $56,^382, respectively, of its sub-advisory fee. Please refer to Fund Fees and Expenses in the Funds’ ^prospectus for information regarding the current expense reimbursement.

The following table sets forth the net assets of Focused Growth Portfolio and SMID-Cap Portfolio and the advisory fees for the three fiscal years ended ^September 30, 2010.^

		Advisory Fee
	Net Assets at 9/30/10	9/30/10	9/30/09	9/30/08^
Focused Growth Portfolio(1)	$ 29,993,679	$ 156,776	$134,696	$164,895
SMID-Cap Portfolio(2)	$574,747,552	$3,685,354	$794,131	$375,903

(1)	For the fiscal years ended September 30, ^2010, ^2009 and ^2008, BMR made a reduction of its advisory fee in the amount of $^3,^098, $^2,^701 and $^3,^460, respectively, equal to that portion of commissions paid to broker-dealers in execution of security transactions that was consideration for Third Party Research Services (as described in “Portfolio Securities Transactions” below).
(2)	For the fiscal years ended September 30, ^2010, ^2009 and ^2008, BMR made a reduction of its advisory fee in the amount of $^29,^445, $^17,^712 and $^7,^771, respectively, equal to that portion of commissions paid to broker-dealers in execution of security transactions that was consideration for Third Party Research Services (as described in “Portfolio Securities Transactions” below).

The following table sets forth the net assets of Focused Growth Portfolio and SMID-Cap Portfolio and the sub-advisory fees for the three fiscal years ended^ September 30, 2010.

Sub-Advisory Fee

	Net Assets at 9/30/^10	9/30/^10	9/30/^09	9/30/^08

Focused Growth Portfolio(1)	$^29,^993,^67 9	$^96,^448	$^83,^001	$^101,^474

SMID-Cap Portfolio(2)	$ ^574,^747,^5 52	$ ^2,764,^015	$^593,^553	$^281,^927

(1)	For the fiscal years ended September 30,^2010, ^200 and ^2008, Atlanta Capital made a reduction of its sub-advisory fee in the amount of $^3,^098, $^2,^701 and $^3,^460, equal to that portion of commissions paid to broker-dealers in execution of security transactions that ^was consideration for Third Party Research Services (as described in “Portfolio Securities Transactions” below).
(2)	For the fiscal years ended September 30, ^2010, ^2009 and ^2008, Atlanta Capital made a reduction of its sub-advisory fee in the amount of $^29,^445, ^17,^712 and $^7,^771, equal to that portion of commissions paid to broker-dealers in execution of security transactions that was consideration for Third Party Research Services (as described in “Portfolio Securities Transactions” below).

Each Investment ^Advisory Agreement and Investment Sub-Advisory Agreement with ^the investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio, or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreements may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees ^or either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and each Agreement will terminate automatically in the event of its assignment^. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

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Information About Atlanta Capital. Atlanta Capital, a majority-owned affiliate of EVC, is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. At December 31, ^2010, Atlanta Capital’s assets under management totalled approximately $^9.^8 billion. Atlanta Capital was founded in 1969 as a registered investment adviser.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company^. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, ^Brian D. Langstraat, Michael R. Mach^, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, sub-adviser, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and sub-adviser, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The members of the portfolio management team (each referred to as a "portfolio manager") of ^each Portfolio ^are ^listed below. ^Each portfolio manager may manage other investment companies and/or investment accounts in addition to ^a Portfolio. The following tables show, as of the Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.^

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	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee

William O. Bell, IV
Registered Investment Companies	^1	^$572.3	0	$0
Other Pooled Investment Vehicles	^3	^$117.3	0	$0
Other Accounts	^101	^$2,460.6	0	$0

Richard B. England
Registered Investment Companies	^6	^$1,451.8	0	$0
Other Pooled Investment Vehicles	^1	^$31.1	0	$0
Other Accounts	^100	^$2,028.3	0	$0

W. Matthew Hereford
Registered Investment Companies	^1	^$572.3	0	$0
Other Pooled Investment Vehicles	^3	^$117.3	0	$0
Other Accounts	^101	^$2,460.6	0	$0

Paul J. Marshall
Registered Investment Companies	^5	^$1,451.8	0	$0
Other Pooled Investment Vehicles	^1	^$31.1	0	$0
Other Accounts	^90	^$2,028.3	0	$0

Charles B. Reed
Registered Investment Companies	^1	^$572.3	0	$0
Other Pooled Investment Vehicles	^3	^$117.3	0	$0
Other Accounts	^76	^$2,460.6	0	$0

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio managers as of the Fund’s most recent fiscal year ended September 30, ^2010 and in the Eaton Vance Family of Funds as of December 31, ^2010. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
Fund Name and	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Managers	Owned in the Fund	the Eaton Vance Family of Funds

Focused Growth Fund
Richard B. England	$^100,001 - $^500,000	$100,001 - $500,000
Paul J. Marshall	$100,001 - $500,000	$100,001 - $500,000

SMID-Cap Fund
William O. Bell, IV	$100,001 - $500,000	$100,001 - $500,000
W. Matthew Hereford	$100,001 - $500,000	$100,001 - $500,000
Charles B. Reed	$^500,001 - $^1,000,000	$^500,001 - $^1,000,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among a Portfolio and other accounts he advises. In ^addition, due to differences in the investment strategies or restrictions between a Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to ^the Portfolio. In some cases, another account managed by a portfolio manager may compensate the

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investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser and sub-adviser have adopted several policies and procedures designed to address these potential conflicts ^including a code of ^ethics and policies ^that govern the investment adviser’s and sub-adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Atlanta Capital. Compensation of Atlanta Capital portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common ^stock, restricted shares of EVC’s nonvoting common stock, and, for certain individuals, grants of profit participation interests in Atlanta Capital. Investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Atlanta Capital employees. Compensation of Atlanta Capital investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. Atlanta Capital compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. Performance is normally based on periods ending on the June 30th preceding fiscal year end. The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. These factors are evaluated on an equal weighted basis. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc. For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. The performance of accounts for which Atlanta Capital is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Atlanta Capital seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Atlanta Capital utilizes industry survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta Capital and its parent company. The size of the overall incentive compensation pool is determined each year by Atlanta Capital’s management team in consultation with EVC and depends primarily on Atlanta Capital’s profitability for the year. While the salaries of Atlanta Capital portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein.

Administrative Services. As indicated in the ^Prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Effective February 1, 2009, Eaton Vance and Atlanta Capital agreed to reimburse the Focused Growth Fund’s expenses to the extent that Total Annual Fund Operating Expenses for Class A shares and Class I shares exceed 1.25% and 1.00%, respectively, and to reimburse SMID-Cap Fund’s expenses to the extent that Total Annual Fund Operating Expenses for Class ^A shares, Class ^C shares, Class I shares and Class R shares exceed 1.20%, 1.95%, 0.95% and 1.45%, respectively. Any amendments of these reimbursements would require written approval of the Board of Trustees. These expense reimbursements will continue through January 31, 2012^. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment ^during the current fiscal year to the extent expenses are less than the ^contractual expense cap.

Prior to February 1, 2009, Eaton Vance and Atlanta Capital reimbursed Focused Growth Fund’s ordinary operating expenses (excluding the investment adviser fee and the distribution and service fees) to the extent that they exceeded 0.35% annually of the Fund’s average daily net assets. Eaton Vance and Atlanta Capital also reimbursed the SMID-Cap Fund’s ordinary operating expenses (excluding the investment adviser fee and the distribution and service fees) to the extent that they exceeded 0.15% annually of the Fund’s average daily net assets.

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Pursuant to the above agreements, for the fiscal years ended September 30, ^2010, ^2009 and ^ 2008, Eaton Vance was allocated $^38,^380, $^39,^109 and $^17,^790, respectively, of the operating expenses of Focused Growth Fund, and Atlanta Capital was allocated $^61,^408, $^62,^431 and $^28,^465, respectively, of the operating expenses of Focused Growth Fund.

For the fiscal years ended September 30, ^2010, ^2009 and ^2008, Eaton Vance was allocated $^179,^919, $^65,324 and $^25,^145, respectively, of the operating expenses of SMID-Cap Fund, and Atlanta Capital was allocated $^539,^755, $^195,^971 and $^75,^437, respectively, of the operating expenses of SMID-Cap Fund. In addition, for the fiscal years ended September 30, ^2010, ^2009 and ^2008, Eaton Vance was allocated $101,197, $24,^524 and $^162, respectively, and Atlanta Capital was allocated $^303,^590, $^73,572 and $^486, respectively, of the operating expenses of SMID-Cap Portfolio.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds:

Focused Growth Fund	SMID-Cap Fund
$^365	$^14,347

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD"), Two International Place, Boston, MA 02110 is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to Focused Growth Portfolio and SMID-Cap Portfolio. State Street has custody of all cash and securities representing Focused Growth Growth Fund’s and SMID-Cap Fund’s interest in their respective Portfolios, has custody of each Portfolio’s assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

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Transfer Agent. ^BNY Mellon Asset Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is ^computed by State Street (as agent and custodian for each Portfolio) by subtracting the liabilities of the Fund or Portfolio, as the case may be, from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Trust and each Portfolio have established the following procedures for the fair valuation of the ^Funds’ and each Portfolio’s assets under normal market conditions. ^Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued for the day of valuation at the last sale price from any exchange on which the option is listed. If no such sales are reported, such portion will be valued at the mean of the closing bid and asked prices on the valuation day as reported by the Options Price Reporting Authority. OTC options are valued at prices obtained from a broker (typically the counterparty to the options) on the valuation day. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service.

Foreign securities and currencies held by a Portfolio and any other Fund or Portfolio assets or liabilities ^are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Investments held by the Portfolio for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and other information including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the ^Prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

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In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds and employees of Eaton Vance and its affiliates.

Class R Share Purchases. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-deferred retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-deferred plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class C and Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from a Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

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In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from ^a Fund’s policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the ^Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

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If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. ^Class A shares of Eaton Vance ^U.S. Government Money Market Fund ^cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the ^Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

^

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed ^0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “SMID-Cap Fund Class C ^Plan“) pursuant to Rule 12b-1 under the 1940 Act for ^SMID-Cap Fund’s Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expense. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 1.00%. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trust also has in effect a compensation-type Distribution Plan (the "Class R Plan") pursuant to Rule 12b-1 under the 1940 Act for the SMID-Cap Fund’s Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to an annual rate of 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. The Class

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R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis of up to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid monthly in arrears. For the distribution and service fees paid by Class R shares, see Appendix D.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the ^SMID-Cap Fund Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the ^Plan and from CDSCs have exceeded the total expenses incurred in distributing SMID-Cap Fund Class C shares. Because payments to the principal underwriter under the ^SMID-Cap Fund Class C Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B^.

The SMID-Cap Fund Class C ^Plan also authorizes the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to ^0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of ^0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on October 20, 2003 for the Class A Plans, June 16, 2009 for the SMID-Cap Fund Class R Plan, and August 10, 2009 for the SMID-Cap Fund Class C Plan. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was

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imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in the Portfolio, including other investment companies.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. See each Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of a Fund may ^also be disclosed ^as follows:

^

  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the ^Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM
  Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that ^have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser, sub-adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

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The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio or Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended September 30, 2010. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. As a result of recently enacted legislation, the Code now contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Because each of Focused Growth Fund and SMID-Cap Fund invests its assets in a Portfolio, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each of Focused Growth Fund and SMID-Cap Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts^.

For taxable years beginning on or after January 1, 2013, the long-term capital gain rate is scheduled to return to 20%. The maximum rates for ordinary income and short-term capital gain are scheduled to increase to 39.6% for taxable years beginning on or after January 1, 2013.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the ^dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

A Portfolio’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the

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holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

A Portfolio’s investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a ^Portfolio at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a ^Portfolio’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a ^Portfolio from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a ^Portfolio.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a ^Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a ^Portfolio actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a ^Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”.

If a ^Portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the ^Fund or Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the ^Fund or Portfolio, and such amounts would be subject to the distribution requirements described above. In order to make this election, a ^Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a ^Portfolio were to make a mark-to-market election with respect to a PFIC, the ^Portfolio would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a ^Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. A ^Portfolio may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

Each Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

For each Fund’s taxable years beginning on or before December 31, ^2012, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital ^gain (currently at a maximum rate of 15%). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund, Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income designated by a Fund as derived from qualified dividend

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income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Generally, upon sale or exchange of shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase ^the alternative minimum tax for certain corporations.

Generally, upon sale or exchange of shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, currently taxed at a rate of 15%, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they ^are made out of a Fund’s ^earnings and ^profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

The Code imposes a new 3.8% Medicare tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person^” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be

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subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, ^2012, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, ^2012, distributions that a Fund designates as “short-term capital gain dividends” or “long-term capital gain dividends” ^will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and a Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the ^one year period ending on the date of distribution^, such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of a Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of a Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of a Fund’s interests will be in U.S. real property.

^

In addition, the same rules apply with respect to distributions to a foreign shareholder from a Fund and redemptions of a foreign shareholder’s interest in a Fund attributable to a REIT’s distribution to a Fund of gain from, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to a Fund will not expire for taxable years beginning on or after January 1, 2012.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of a Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and a Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of a Fund will cause a Fund to recognize gain. If a Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over a Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

The Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including a non-U.S. investment fund. A Fund will withhold at this rate on certain of its distributions unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors effective beginning with payments made after December 31, 2012. Non-U.S. financial institution shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in a Fund.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through ^2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

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Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser or sub-adviser of each Fund or Portfolio (each referred to herein as the "investment adviser"). Each Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the ^amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of ^Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter ^markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. ^Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such ^obligations, and the difference between the bid and asked price ^is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

^

Pursuant to the safeharbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.  "Research ^Services" as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e)

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of the ^Securities and Exchange Act of 1934, as amended. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

^

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The investment companies sponsored by the investment adviser or its affiliates may also allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other ^investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided ^to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to each Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

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The following table shows brokerage commissions paid during the three fiscal years ended September 30, 2010, 2009 and 2008, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

				Amount of Transactions	Commissions Paid on
				Directed to Firms	Transactions Directed to
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Firms Providing Research

Fund/Portfolio	9/30/^10	9/30/^09	9/30/^08	9/30/^10	9/30/^10

Focused Growth
Portfolio	$^46,111*	$^27,564	$^19,812	$^64,515,304	$^40,546

SMID-Cap Portfolio	$^443,661*	$^217,081*	$^49,051	$^325,541,714	$^306,056

*	The increase in brokerage commissions paid by the ^Portfolios is related to an increase in the number and dollar amount of portfolio transactions. For the fiscal year ended September 30, 2010, for Focused Growth Portfolio this increase was related to the implementation of the Portfolio’s focused investment style. For SMID-Cap Portfolio this increase was related to an increase in Portfolio assets.

As of^ September 30, 2010, each Portfolio held securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:

Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Focsued Growth Portfolio	^Wells Fargo	$^1,133,363
SMID-Cap Portfolio	None	N/A

FINANCIAL STATEMENTS

The audited financial statements of, and the reports of the independent registered public accounting firm for the Funds and Portfolios, appear in each Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

^

Registrant incorporates by reference the audited financial information and the reports of the independent registered public accounting firm for the Funds and the Portfolios listed below for the fiscal year ended September 30, 2010, as previously filed electronically with the SEC:

Eaton Vance-Atlanta Capital Focused Growth Fund Focused Growth Portfolio Eaton Vance-Atlanta Capital SMID-Cap Fund SMID-Cap Portfolio (Accession No. 0000950123-10-10775)

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SAI dated February 1, 2011

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended ^, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

					Total Distribution and	Distribution and Service
	Total Sales	Sales Charges to	Sales Charges to	CDSC Paid to	Service	Fees Paid to
Fund	Charges Paid	Financial Intermediaries	Principal Underwriter	Principal Underwriter	Fees Paid	Financial Intermediaries

Focused Growth Fund	$^7,085	$^6,270	$^815	None	$^21,674	$^18,477

SMID-Cap Fund	^845,790	^739.582	^106,208	$^4,000	^451,283	^131,169

For the fiscal years ended September 30, ^2009 and September 30, ^2008 the following total sales charges were paid on sales on Class A, of which the principal underwriter received the following amounts. The balance of such amounts were paid to financial intermediaries.

	September 30, 2009	September 30, 2009	September 30, 2008	September 30, 2008
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter

Focused Growth Fund	$^ 30,099	$^ 4,313	$^12,988	$1,^973

SMID-Cap Fund	^ 538,297	^ 62,402	^34,841	^4,651

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return prior to the date this Class was first offered reflects the total return of Class I shares, adjusted to reflect the Class A sales charge. The Class I total return has not been adjusted to reflect certain other expenses (such as distribution and service fees). If such adjustments were made, the Class A total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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SAI dated February 1, 2011

Focused Growth Fund	Length of Period Ended ^September 30, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^9.21%	1.64%	^1.91%
Before Taxes and Including Maximum Sales ^Charge	^2.88%	0.^45%	^1.19%
After Taxes on Distributions and Excluding Maximum Sales Charge	^9.12%	0.92%	^1.46%
After Taxes on Distributions and Including Maximum Sales Charge	^2.80%	–0.^26%	^0^75%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^6.09%	1.^37%	^1.62%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–^1.97%	0.^36%	^1.00%

* Performance shown above for periods prior to November 28, 2003 is the performance of Class I, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). Class A and Class I commenced operations November 28, 2003 and April 30, 2002, respectively. Life of Fund returns are calculated from April 30, 2002.

SMID-Cap Fund	Length of Period Ended ^September 30, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^11.82%	^6.57%	^7.17%
Before Taxes and Including Maximum Sales Charge	^5.40%	^5.33%	^6.43%
After Taxes on Distributions and Excluding Maximum Sales Charge	^11.82%	^5.48%	^6.50%
After Taxes on Distributions and Including Maximum Sales Charge	^5.40%	^4.25%	^5.76%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^7.68%	^5.43%	^6.14%
After Taxes on Distributions and Redemption Including Maximum Sales Charge	^3.51%	^4.34%	^5.47%

* Performance shown above for periods prior to November 28, 2003 is the performance of Class I, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). Class A and Class I commenced operations November 28, 2003 and April 30, 2002, respectively. Life of Fund returns are calculated from April 30, 2002.

Control Persons and Principal Holders of Securities. At ^January 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Focused Growth Fund	Reliance Trust Co. FBO ABG LS Clients R/R	Atlanta, GA	^42.7%(1)
^
^	Merrill Lynch, Pierce, Fenner & Smith, Inc.	^Jacksonville, FL	^12.69%(1)
^
SMID-Cap Fund	American Enterprise Investment FBO #890000611	^Minneapolis, MN	^22.44%
^
	Pershing LLC	^Jersey City, NJ	^10.4%
^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	^Jacksonville, FL	6.^3%

(1) Ownership represents over 5% of the Fund.

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

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SAI dated February 1, 2011

APPENDIX B

Class C Fees, Performance & Ownership

^

Distribution and Service Fees. For the fiscal year ended September 30, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

Distribution Fee
	Commission Paid by	Paid to	CDSC Paid to			Service Fees
	Principal Underwriter to	Principal	Principal	Uncovered Distribution	Service	Paid to
Fund	Financial Intermediaries	Underwriter	Underwriter	Charges	Fees	Financial Intermediaries

SMID-Cap Fund	^$124,449	^$451,283	^$3,000	^$994,000 (5.7%)	^$19,149	^$41,485

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to October 1, 2009 and November 28, 2003, respectively, reflects the total return of the SMID-Cap Fund’s Class A shares and Class I shares, respectively, (adjusted to reflect any applicable sales charge). The total return shown below has not been adjusted to reflect Fund expenses (such as distribution and/ or service fees). If such an adjustment was made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

SMID-Cap Fund	Length of Period Ended ^September 30, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^10.92%	^6.40%	^7.07%
Before Taxes and Including Maximum Sales Charge	^9.92%	^6.40%	^7.07%
After Taxes on Distributions and Excluding Maximum Sales Charge	^10.92%	^5 23%	^6.35%
After Taxes on Distributions and Including Maximum Sales Charge	^9.92%	^5.23%	^6.35%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^7.10%	^5.21%	^6.00%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^6.45%	^5.21%	^6.00%
Class C shares commenced operations on October 1, 2009.

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SAI dated February 1, 2011

Control Persons and Principal Holders of Securities. At ^January 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^
SMID-Cap Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^28.6%
	Morgan Stanley	Jerssey City, NJ	^8.4%
	American Enterprise Investment SVC FBO #890000611	Minneapolis, MN	^7.0%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

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SAI dated February 1, 2011

APPENDIX C

Class I Performance & Ownership

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Focused Growth ^Fund	Length of Period Ended^ September 30, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes	^9.51%	1.^91%	^2.12%
After Taxes	^9.39%	1.^11%	^1.62%
After Taxes on Distributions and Redemption	^6.34%	1.^60%	1.^80%
Class commenced operations April 30, 2002.

SMID-Cap ^Fund	Length of Period Ended September 30, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before ^Taxes	^12.05%	^6.81%	^7.39%
After Taxes	^12.05%	^5.76%	6.^75%
After Taxes on Distributions and Redemption	^7.83%	^5.65%	^6.34%
Class commenced operations April 30, 2002.

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SAI dated February 1, 2011

Control Persons and Principal Holders of Securities. At ^January 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^

Focused Growth Fund	Charles Schwab & Co Inc ATTN Mutual Fd Dept	San Francisco, CA	^88.4%(1)
	Michael Sittig Y Patti Hilaman TTEES Florida League of Cities	Tallahassee, FL	^6.4%(2)

SMID-Cap Fund	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	^22.4%(2)
	SEI Private Trust	Oaks, PA	^10.4%(2)
	Pershing LLC	Jersey City, NJ	^6.3%(2)

(1)	Represents ownership of multiple different accounts each owning 5% or more of the outstanding shares of this Class.
(2)	Ownership represents over 5% of the Fund.

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

The Eaton Vance Management Master Trust for Retirement Plans is the retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

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SAI dated February 1, 2011

APPENDIX D

Class R Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended ^September 30, 2010, the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) total service fees paid and (3) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

Distribution Fee		Service Fees
Paid to	Total Service	Paid to
Principal Underwriter	Fees Paid	Financial Intermediaries

$^45	$^45	^$43

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return for the period between the date this Class of SMID-Cap Fund re-commenced operations (August 3, 2009) and September 11, 2004 (date of closing of Class R) is the performance of Class A shares adjusted to reflect any applicable sales charges (but not adjusted for any other differences in expenses of the two classes). Returns prior to September 11, 2004 reflect the actual total return of Class R shares. Total return below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class R total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^	Length of Period Ended ^September 30, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^11.46%	^6.51%	^7.02%
Before Taxes and Including Maximum Sales Charge	^11.46%	^6.51%	^7.02%
After Taxes on Distributions and Excluding Maximum Sales Charge	^11.46%	^5.41%	^6.34%
After Taxes on Distributions and Including Maximum Sales Charge	^11.46%	^5.41%	^6.34%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^7.45%	^5.37%	^6.00%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^7.45%	^5.37%	^6.00%
Class R commenced operations on August 3, 2009

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SAI dated February 1, 2011

Control Persons and Principal Holders of Securities. At January 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^

SMID-Cap Fund	Frontier Trust Company FBO Encore Rehabilitation, Inc. 401(k)	Fargo, ND	^65.6%
	TD Ameritrade Trust Company Co #0067A	Denver, CO	^7.8%
	MG Trust Company Cust. FBO Geoffrey, Johns & Associates 401(k)	Denver, CO	^5.3%

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

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SAI dated February 1, 2011

APPENDIX E

EQUITY RANKINGS

Value Line’s Financial Strength Ranking

A company’s Financial Strength is the estimated financial strength of a company relative to all others followed in the Value Line Composite Index. It is derived by Value Line’s Analysts after taking into consideration five main factors in varying weights; Earnings Coverage, Debt to Equity, Market Capitalization, Quick Ratio, and Fixed Charge Coverage. The Value Line analysis focuses on net income, cash flow, the amount of debt outstanding, and the outlook for profits. Other factors also enter into the equation.

Standard and Poor’s Quality Ranking System

Standard and Poor’s Quality Ranking System captures the growth and stability of a company’s earnings and dividends history in a single symbol. In assessing Quality Rankings, Standard and Poor’s recognized that earnings and dividend performance is the end result of the interplay of various factors such as products and industry position, corporate resources, and financial policy. Standard and Poor’s Quality Ranking System rankings are generated by a computerized ranking system based on per-share earnings and dividend records of the most recent 10 years. Basic scores are computed for earnings and dividends, and then adjusted as indicated by a set of predetermined modifiers for change in the rate of growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final ranking.

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SAI dated February 1, 2011

APPENDIX F

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or ^any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), ^committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or ^group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, ^sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, ^sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, ^committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s)

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SAI dated February 1, 2011

involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, ^ sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the ^committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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SAI dated February 1, 2011

APPENDIX G

ATLANTA CAPITAL MANAGEMENT COMPANY, LLC PROXY VOTING POLICIES

I. Introduction

Atlanta Capital Management Company, LLC (“ACM”) has adopted and implemented policies (and the procedures into which they are incorporated) that ACM believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. ACM’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

ACM manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, ACM seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally performed by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). ACM is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and Board of Directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, ACM takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which ACM will routinely vote with management), ACM will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when it believes the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of ACM’s clients) may seek insight from ACM’s analysts, portfolio managers and/or Executive Committee on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines, rather than hard and fast rules, simply because corporate governance issues are so varied.

III. RiskMetrics Group

In order to facilitate this proxy voting process, ACM has retained RiskMetrics Group (“RMG”) to assist the firm with in-depth proxy research, vote execution, and the recordkeeping necessary for the appropriate management of a client account. RMG is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, RMG delivers to ACM voting reports that reflect voting activities for ACM’s clients, enabling the clients to monitor voting activities performed by ACM.

IV. Proxy Edge (Broadridge "BR")

In addition ACM has retained ProxyEdge (“BR”) to assist the firm with vote execution, and the record keeping necessary for the appropriate management of a client account. ProxyEdge is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. Wrap clients may view generic large cap, small cap and SMID cap voting reports at www.atlcap.com.

V. Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders.  Absent unusual circumstances, ACM will utilize these guidelines when voting proxies on behalf of its clients.

A. Election of Board of Directors

ACM believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, ACM believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general,

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SAI dated February 1, 2011

•	ACM will support the election of directors that result in a Board made up of a majority of independent directors.
•	ACM will support the election of independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
•	ACM will hold all directors accountable for the actions of the Board’s committees. For example, ACM will consider withholding votes for nominees who have recently approved compensation arrangements that ACM deems excessive or proposed equity-based compensation plans that unduly dilute the ownership interests of shareholders.
•	ACM will support efforts to declassify existing Boards, and will vote against efforts by companies to adopt classified Board structures.
•	ACM will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

B. Approval of Independent Auditors

ACM believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. ACM will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C. Executive Compensation

ACM believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, ACM is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

•	ACM will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
•	ACM will generally vote against plans if annual option grants exceed 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings ACM considers other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s) or, if appropriate, members of senior management, to determine when or if it may be appropriate to exceed these guidelines.

•	ACM will typically vote against plans that have any of the following structural features:
	•	Ability to re-price underwater options without shareholder approval.
	•	The unrestricted ability to issue options with an exercise price below the stock’s current market price.
	•	Automatic share replenishment (“evergreen”) feature.
•	ACM is supportive of measures intended to increase long-term stock ownership by executives. These may include:
Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
	•	Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
	•	Using restricted stock grants instead of options.
	•	Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance.
	•	ACM will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, ACM will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, ACM opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

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SAI dated February 1, 2011

•	Because a classified board structure prevents shareholders from electing a full slate of directors annually, ACM will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
•	ACM will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.
•	ACM will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.
•	ACM will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued when used as an anti-takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and ACM can vote for proposals to issue such preferred stock in those circumstances.
•	ACM will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
•	ACM will vote against proposals for a separate class of stock with disparate voting rights.
•	ACM will consider on a case-by-case basis board-approved proposals regarding changes to a company’s capitalization, however ACM will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or other significant corporate event which will be handled on a case-by-case basis).

E. State of Incorporation/Offshore Presence

Under ordinary circumstances, ACM will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by a Board of Directors. ACM recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company including ACM’s clients.

F. Environmental/Social Policy Issues

ACM believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s Board of Directors. ACM recognizes that certain social and environmental issues raised in shareholder proposals are the subjects of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. ACM generally supports management on these types of proposals, though exceptions may be made in certain instances where ACM believes a proposal has substantial economic implications. ACM expects that the companies in which clients’ assets are invested will act as responsible corporate citizens.

G. Circumstances Under Which ACM Will Abstain From Voting

ACM will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to ACM. Under certain circumstances, the costs to clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, ACM will make a case-by-case determination on whether or not to vote such proxies. In the case of countries that require so-called “share blocking,” ACM may also abstain from voting. ACM will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client. Finally, ACM may be required to abstain from voting on a particular proxy in a situation where a conflict exists between ACM and its client. The policy for resolution of such conflicts is described below in Section VII.

VI. Recordkeeping

ACM will maintain records relating to the proxies voted on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•	A copy of ACM’s proxy voting policies and procedures;
•	Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to ACM, ACM does not need to retain a separate copy of the proxy statement);
•	A record of each vote cast;
•	A copy of any document created by ACM that was material to making a decision on how to vote a proxy for a client or that details the basis for such a decision; and
•	Each written client request for proxy voting records and ACM’s written response to any client request (whether written or oral) for such records.

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SAI dated February 1, 2011

All records described above will be maintained in an easily accessible place for six years and will be maintained in the offices of ACM for two years after they are created.

VII. Identification and Resolution of Conflicts with Clients

As fiduciary to its clients, ACM puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of ACM are able to identify potential conflicts of interest, ACM will take the following steps:

•	Quarterly, the Compliance Officer will seek information from the supervisor of each functional unit of ACM (marketing, operations, etc.) Each supervisor will be asked to provide a list of significant clients or prospective clients of ACM. For example, a supervisor would report the fact that ACM was in discussions with a corporate client considering management of the corporation’s pension plan assets.
•	The Compliance Officer will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.
•	The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Compliance Officer and members of senior management of ACM.

The Compliance Officer and designated members of senior management will then determine if a conflict of interest exists between ACM and its client. If they determine that a conflict exists, they will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

•	If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), he will (i) inform the Compliance Officer and designated members of senior management of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.
•	If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Proxy Administrator will seek instruction on how the proxy should be voted from:
• The client, in the case of an individual or corporate client;
• The Board of Directors, or any committee thereof identified by the Board, in the case of a Fund; or
• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

ACM will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client or Board of Directors, as the case may be, fails to instruct the Proxy Administrator on how to vote the proxy, the Proxy Administrator will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of ACM to vote its clients’ proxies would have a material adverse economic impact on ACM’s clients’ securities holdings in the Conflicted Company, ACM may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

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SAI dated February 1, 2011

PART C - OTHER INFORMATION

Item 28. Exhibits (with inapplicable items omitted)

(a)	(1)	Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No.
59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.
	(2)	Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-
Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.
	(3)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective
Amendment No. 68 filed August 25, 1997 (Accession No. 0000950156-97-000646) and
incorporated herein by reference.
	(4)	Amendment to the Declaration of Trust dated August 11, 2008 filed as Exhibit (a)(4) to Post-
Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-
001633) and incorporated herein by reference.
	(5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value, as amended effective August 9, 2010 filed as Exhibit (a)(5) to Post-Effective
Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and
incorporated herein by reference.
	(6)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value, as amended effective ______________, 2011 to be filed by Amendment.
(b)	(1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.
	(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.
	(3)	Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed as Exhibit (b)(3) to
Post-Effective Amendment No. 79 filed December 23, 2002 (Accession No. 0000940394-02-
000745) and incorporated herein by reference.
	(4)	Amendment to By-Laws of Eaton Vance Growth Trust dated February 7, 2005 filed as Exhibit (b)(4)
to Post-Effective Amendment No. 89 filed March 2, 2005 (Accession No. 0000940394-05-
000248) and incorporated herein by reference.
	(5)	Amendment to By-Laws of Eaton Vance Growth Trust dated December 11, 2006 filed as Exhibit
(b)(5) to Post-Effective Amendment No. 97 filed December 21, 2006 (Accession No.
0000940394-06-001172) and incorporated herein by reference.
	(6)	Amendment to By-Laws of Eaton Vance Growth Trust dated August 11, 2008 filed as Exhibit (b)(6)
to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-
001633) and incorporated herein by reference.
(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	Investment Advisory Agreement with Boston Management and Research for Atlanta Capital
Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective
Amendment No. 78 filed December 21, 2001 (Accession No. 0000940394-01-500575) and
incorporated herein by reference.
	(2)	Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta
Capital Management Company, LLC for Atlanta Capital Intermediate Bond Fund dated December
10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.
	(3)	Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of
Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund, and Eaton Vance Management
dated August 9, 2010 filed as Exhibit (d)(3) to Post-Effective Amendment No. 111 filed October
12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

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	(4)		Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein
Advisors LLC dated August 9, 2010 filed as Exhibit (d)(4) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.
	(5)		Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of
Eaton Vance Large-Cap Focused Growth Fund and Eaton Vance Management dated __________,
2011 to be filed by Amendment.
	(6)		Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of
Eaton Vance Large-Cap Focused Value Fund and Eaton Vance Management dated __________,
2011 to be filed by Amendment.
(e)	(1)	(a)	Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance
Distributors, Inc. effective August 9, 2010 with attached Schedules A and B dated August 9, 2010 filed as Exhibit (e)(1) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No.
0000940394-10-001024) and incorporated herein by reference.
		(b)	Amended Schedule B dated ___________, 2011 to the Amended and Restated Distribution
Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. to be filed by
Amendment.
	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to Post-Effective Amendment No. 85 filed to the Registration Statement of Eaton
Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession
No. 0000940394-07-000430) and incorporated herein by reference.
(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).
(g)	(1)		Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(1) to Post-Effective Amendment No. 125 of Eaton Vance Municipals Trust (File
Nos. 33-572, 811-4409) filed November 30, 2010 (Accession No. 0000940394-10-001163)
and incorporated herein by reference.
	(2)		Amended and Restated Services Agreement with State Street Bank & Trust Company dated
September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance
Special Investment Trust (File Nos. 2-27962, 811-1545) filed September 27, 2010 (Accession
No. 0000940394-10-001000) and incorporated herein by reference.
(h)	(1)	(a)	Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small
Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and
Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23,
1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.
		(b)	Fee Reduction Agreement between Eaton Vance Growth Trust and Eaton Vance Global Growth Fund
dated July 28, 2006 to Management Contract dated June 23, 1997 filed as Exhibit (h)(1)(b) to
Post-Effective Amendment No. 95 filed October 30, 2006 (Accession No. 0000940394-06-
000845) and incorporated herein by reference.
	(2)		Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management dated December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(a) to Post-Effective
Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.
	(3)		Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 78 filed
December 21, 2001 and incorporated herein by reference.

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	(4)	(a)	Transfer Agency Agreement dated August 1, 2008 filed as Exhibit (h)(1) to Post-Effective
Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed
October 27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.
		(b)	Red Flags Services Amendment effective May 1, 2009 to the Transfer Agency Agreement filed as
Exhibit (h)(2)(b) to Post-Effective Amendment No. 31 of Eaton Vance Municipals Trust II (File Nos.
33-71320, 811-8134) filed May 28, 2009 (Accession No. 0000940394-09-000411) and incorporated herein by reference.
	(5)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and Eaton
Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 109 of Eaton Vance
Mutual Funds Trust (File Nos. 02-90946 and 811-4015) filed August 25, 2005 (Accession No.
0000940394-05-000983) and incorporated herein by reference.
	(6)	(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and Eaton Vance
Growth Trust, Eaton Vance Mutual Funds Trust, Eaton Vance Special Investment Trust and Eaton
Vance Variable Trust (on behalf of certain of their series) dated October 16, 2007 filed as Exhibit
(h)(5) to Post Effective Amendment No. 131 of Mutual Funds Trust (File Nos. 02-90946, 811-
4015) filed November 26, 2007 and incoporated herein by reference.
		(b)	Amended Schedule A effective January 1, 2011 to the Expense Waivers/Reimbursements
Agreement dated October 16, 2007 filed herewith.
	(7)		Expense Reduction Agreement between Eaton Vance Growth Trust, Eaton Vance Management and
Lloyd George Investment Management (Bermuda) Ltd. filed as Exhibit (h)(6) to Post-Effective
Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633) and
incorporated herein by reference.
(i)	(1)		Opinion of Internal Counsel dated December 22, 2010 filed as Exhibit (i) to Post Effective
Amendment No. 112 filed December 22, 2010 (Accession No. 0000940394-10-001242) and
incorporated herein by reference.
	(2)		Consent of Internal Counsel dated January 27, 2011 filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital Focused
Growth Fund and Eaton Vance-Atlanta Capital SMID-Cap Fund dated January 27, 2011 filed herewith.
(m)	(1)	(a)	Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 and Amended April
24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 95 filed October 30, 2006 (accession No. 0000940394-06-000845) and incorporated herein by reference.
		(b)	Amended Schedule A to Eaton Vance Growth Trust Class A Distribution Plan effective ________,
2011 to be filed by Amendment.
	(2)		Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 68 and incorporated herein by reference.
	(3)		Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.
	(4)	(a)	Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.
		(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective August 10,
2009 filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 105 filed September 29, 2009
(Accession No. 0000940394-09-000758) and incorporated herein by reference.

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	(5)		Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached
Schedule A filed as Exhibit (m)(5) to Post-Effective Amendment No. 76 filed January 22, 2001
(Accession No. 0000940394-01-500025) and incorporated herein by reference.
	(6)	(a)	Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached
Schedule A filed as Exhibit (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.
		(b)	Amended Schedule A effective June 15, 2009 to Eaton Vance Growth Trust Class R Distribution
Plan filed as Exhibit (m)(6)(b) to Post-Effective Amendment No. 104 filed July 30, 2009
(Accession No. 0000940394-09-000578) and incorporated herein by reference.
	(7)	(a)	Eaton Vance Growth Trust Class C Distribution Plan adopted August 9, 2010 with attached
Schedule A effective August 9, 2010 filed as Exhibit (m)(7) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.
		(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective ________,
2011 to be filed by Amendment.
(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.
	(2)		Schedule A effective _____________, 2011 to Amended and Restated Multiple Class Plan to be
filed by Amendment.
	(3)		Schedule B effective _____________, 2011 to Amended and Restated Multiple Class Plan to be
filed by Amendment.
	(4)		Schedule C effective _____________, 2011 to Amended and Restated Multiple Class Plan to be
filed by Amendment.
(p)	(1)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised May 15, 2010 filed as Exhibit (r)(1) to Pre-Effective Amendment No. 2 of Eaton Vance
Tax-Advantaged Bond and Option Strategies Fund N-2 (File Nos. 333-164369, 811-22380) filed
May 24, 2010 (Accession No. 0001193125-10-126745) and incorporated herein by reference.
	(2)		Code of Ethics adopted by Lloyd George Management Group, which includes: Lloyd George
Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George
Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd
George Management (Europe) Ltd, Lloyd George Management (Singapore) Pte Ltd and the LGM
Funds effective October 2008 filed as Exhibit (p)(2) to Post-Effective Amendment No. 102 filed
December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.
	(3)		Amended and Restated Code of Ethics dated September 30, 2009 adopted by OrbiMed Advisors,
LLC filed as Exhibit (p)(3) to Post-Effective Amendment No. 106 filed October 28, 2009 (Accession
No. 0000940394-09-000808) and incorporated herein by reference.
	(4)		Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company, LLC effective January 1, 2006 as revised January 4, 2010 filed as Exhibit (p)(2) to Post-Effective
Amendment No. 161 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946 and 811-4015)
filed August 25, 2010 (Accession No. 0000940394-10-000859) and incorporated herein by reference.
	(5)		Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised October
19, 2009) filed as Exhibit (p)(5) to Post-Effective Amendment No. 106 filed October 28, 2009
(Accession No. 0000940394-09-000808) and incorporated herein by reference.

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	(6)	Code of Ethics adopted by Parametric Portfolio Associates effective January 2, 2006 as revised
February 4, 2010 filed as Exhibit (p)(4) to Post-Effective Amendment No. 155 of Eaton Vance
Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed March 31, 2010 (Accession No.
0000940394-10-000341) and incorporated herein by reference.
	(7)	Code of Ethics adopted August, 2010 by Richard Bernstein Advisors LLC updated October, 2010 filed as Exhibit (p)(7) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No.
0000940394-10-001024) and incorporated herein by reference.
(q)	(1)	Power of Attorney for Eaton Vance Growth Trust dated November 1, 2005 filed as Exhibit (q) to
Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409)
filed November 29, 2005 (Accession No. 0000940394-05-001357) and incorporated herein by reference.
	(2)	Power of Attorney for the President of Eaton Vance Growth Trust dated November 1, 2005 filed as
Exhibit (q)(2) to Post-Effective Amendment No. 94 filed January 27, 2006 (Accession No.
0000940394-06-000125) and incorporated herein by reference.
	(3)	Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater China
Growth Portfolio, Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio and Worldwide
Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(2) to Post-Effective
Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-001402) and
incorporated herein by reference.
	(4)	Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater China
Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as Exhibit (q)(3) to Post-
Effective Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-001402)
and incorporated herein by reference.
	(5)	Power of Attorney for Global Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as
Exhibit (q)(4) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.
	(6)	Powers of Attorney for Worldwide Health Sciences Portfolio dated November 1, 2005 filed as
Exhibit (q)(5) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.
	(7)	Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth Portfolio,
Greater China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio, and Worldwide
Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(7) to Post-Effective
Amendment No. 94 filed January 27, 2006 (Accession No. 0000940394-06-000125) and
incorporated herein by reference.
	(8)	Powers of Attorney for Eaton Vance Growth Trust dated April 23, 2007 filed as Exhibit (q)(8) to
Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-
002090) and incorporated herein by reference.
	(9)	Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth Portfolio,
Greater China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio, and Worldwide
Health Sciences Portfolio dated April 23, 2007 filed as Exhibit (q)(9) to Post-Effective Amendment
No. 99 filed December 20, 2007 (Accession No. 0000940394-07-002090) and incorporated herein by reference.
	(10)	Power of Attorney for Eaton Vance Growth Trust dated November 12, 2007 filed as Exhibit (q)(10)
to Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-
002090) and incorporated herein by reference.
	(11)	Power of Attorney for Eaton Vance Growth Trust dated January 1, 2008 filed as Exhibit (q)(11) to
Post-Effective Amendment No. 100 filed January 24, 2008 (Accession No. 0000940394-08-
000061) and incorporated herein by reference.

C-5

(12)	Power of Attorney for Large-Cap Portfolio and SMID-Cap Portfolio dated January 1, 2008 filed as
Exhibit (q)(12) to Post-Effective Amendment No. 100 filed January 24, 2008 (Accession No.
0000940394-08-000061) and incorporated herein by reference.
(13)	Power of Attorney for Eaton Vance Growth Trust dated November 17, 2008 filed as Exhibit (q)(13)
to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-
001633) and incorporated herein by reference.
(14)	Power of Attorney for Large-Cap Portfolio and SMID-Cap Portfolio dated November 17, 2008 filed as Exhibit (q)(14) to Post-Effective Amendment No. 103 filed January 26, 2009 (Accession No.
0000940394-09-000040) and incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control

     Not applicable

Item 30. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31. Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) Boston Management and Research (File No. 801-43127), Lloyd George Investment Management (Bermuda) Limited (File No. 801-40889), Lloyd George Management (Hong Kong) Limited (File No. 801-40890), OrbiMed Advisors LLC (File No. 801-34429), Atlanta Capital Management Company, LLC (File No. 801-52179) and Richard Bernstein Advisors LLC (File No. 801-71501) filed with the Commission, all of which are incorporated herein by reference.

Item 32. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance
Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II

(b)
(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None

C-6

Peter Campagna	Vice President	None
Eric Caplinger	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Adam Cole	Vice President	None
Michael Collins	Vice President	None
Eric Cooper	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Keith Darby	Vice President	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None

Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
Russell Kubie	Vice President	None
David Lefcourt	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Michael Maguire	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Shannon McHugh-Price	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President and Chief Marketing Officer	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Kevin Rookey	Vice President	None
Scott Ruddick	Senior Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None

Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Wayne Taylor	Vice President	None
Stefan Thielen	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

_______________________
*	Address is Two International Place, Boston, MA 02110

     (c) Not applicable

Item 33. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Asset Servicing, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Lloyd George Investment Management (Bermuda) Limited located at Suite 3808, One Exchange Square, Central, Hong Kong, OrbiMed Advisors LLC located at 767 3rd Avenue, New York, NY 10017, Atlanta Capital Management Company, LLC located at 1349 West Peachtree Street, Suite 1600, Atlanta, GA 30309, Eagle Global Advisors, L.L.C. located at 5847 San Felipe, Suite 930, Houston, TX 77057 and Richard Bernstein Advisors LLC located at 520 Madison Avenue, 28th Floor, New York, NY 10022.

Item 34. Management Services

     Not applicable

Item 35. Undertakings

     None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on January 27, 2011.

EATON VANCE GROWTH TRUST By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities indicated on January 27, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Focused Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on January 27, 2011.

FOCUSED GROWTH PORTFOLIO By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on January 27, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     SMID-Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 02-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on January 27, 2011.

SMID-CAP PORTFOLIO By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 02-22019) has been signed below by the following persons in their capacities on January 27, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(h) (6) (b)	Amended Schedule A effective January 1, 2011 to the Expense Waivers/Reimbursements
Agreement dated October 16, 2007

(i) (2)	Consent of Internal Counsel dated January 27, 2011

(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital Focused
Growth Fund and Eaton Vance-Atlanta Capital SMID-Cap Fund dated January 27, 2011